SHORT TERM DEBT - RELATED PARTIES, NET OF DEBT DISCOUNT - Additional Information (Detail) (USD $)				6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Convertible Notes Payable
Short Term Debt - Related Parties, Net Of Debt Discount [Line Items]
Proceeds from unsecured notes payable				$ 1,085,030
Debt instrument, interest rate, stated percentage				12.00%
Debt outstanding				100,000
Debt discount	$ 76,147	$ 70,063	$ 135,417	$ 26,740
Issuance of common stock (in shares)				125,000